UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)

Long Positions 101.8%
Common Stocks 86.5%
Consumer Discretionary 22.6%
Auto Components 3.2%
Autoliv, Inc. (a)	11,800	645,106
BorgWarner, Inc. (a)	13,000	672,230
Goodyear Tire & Rubber Co.* (a)	24,500	622,545
TRW Automotive Holdings Corp.* (a)	25,600	638,720

		2,578,601
Hotels Restaurants & Leisure 4.4%
Brinker International, Inc. (a)	30,300	664,479
Burger King Holdings, Inc. (a)	6,200	177,010

Choice Hotels International, Inc. (a)	900	31,185
MGM MIRAGE* (a)	10,200	501,942
Panera Bread Co. "A"* (a)	13,900	721,966
Starbucks Corp.* (a)	43,400	789,446
Yum! Brands, Inc. (a)	17,200	682,840

		3,568,868
Household Durables 1.7%
D.R. Horton, Inc. (a)	45,300	575,763
Leggett & Platt, Inc. (a)	40,300	769,730

		1,345,493
Leisure Equipment & Products 0.8%
Hasbro, Inc. (a)	17,000	616,080
Media 5.3%
Clear Channel Outdoor Holdings, Inc. "A"* (a)	10,700	220,099
Comcast Corp. "A" (a)	2,200	49,500
DISH Network Corp. "A"* (a)	19,700	691,667
Liberty Global, Inc. "A"* (a)	16,300	584,355
Omnicom Group, Inc. (a)	14,300	700,843
Regal Entertainment Group "A" (a)	29,400	516,558
The DIRECTV Group, Inc.* (a)	25,100	705,310
Virgin Media, Inc. (a)	49,500	776,655

		4,244,987
Multiline Retail 1.3%
Big Lots, Inc.* (a)	26,400	819,984
Dillard's, Inc. "A" (a)	15,800	257,224

		1,077,208
Specialty Retail 4.9%
American Eagle Outfitters, Inc. (a)	36,500	665,030
Best Buy Co., Inc. (a)	16,200	756,378
Penske Automotive Group, Inc. (a)	30,600	639,234
RadioShack Corp. (a)	47,900	701,735
The Gap, Inc. (a)	38,600	704,450
TJX Companies, Inc. (a)	16,500	528,990

		3,995,817
Textiles, Apparel & Luxury Goods 1.0%
Hanesbrands, Inc.* (a)	20,100	663,300
Polo Ralph Lauren Corp. (a)	2,300	160,655

		823,955
Consumer Staples 2.7%
Beverages 0.2%
Pepsi Bottling Group, Inc. (a)	5,100	165,342
Food & Staples Retailing 0.8%
BJ's Wholesale Club, Inc.* (a)	16,600	655,534
Food Products 0.9%
Tyson Foods, Inc. "A" (a)	38,600	727,224
Personal Products 0.7%
Herbalife Ltd. (a)	15,600	601,224
Tobacco 0.1%
Altria Group, Inc. (a)	2,500	55,650

Energy 8.9%
Energy Equipment & Services 2.0%
FMC Technologies, Inc.* (a)	10,900	783,165
Tidewater, Inc. (a)	11,700	799,461

		1,582,626
Oil, Gas & Consumable Fuels 6.9%
Apache Corp. (a)	5,000	670,300
Chevron Corp. (a)	1,300	128,895
Hess Corp. (a)	3,300	405,273
Murphy Oil Corp. (a)	8,100	750,465
Noble Energy, Inc. (a)	7,500	730,875
Occidental Petroleum Corp. (a)	7,800	717,054
Sunoco, Inc. (a)	15,600	693,732
Tesoro Corp. (a)	21,800	541,730
W&T Offshore, Inc. (a)	4,300	239,768
Williams Companies, Inc. (a)	18,800	715,152

		5,593,244
Financials 5.6%
Capital Markets 2.2%
Ameriprise Financial, Inc. (a)	7,300	344,998
Morgan Stanley (a)	14,800	654,604
SEI Investments Co. (a)	29,800	718,776
State Street Corp. (a)	600	43,212

		1,761,590
Consumer Finance 0.8%
Discover Financial Services (a)	38,200	655,130
Diversified Financial Services 0.8%
The Nasdaq OMX Group, Inc.* (a)	17,600	616,528
Insurance 0.9%
Allied World Assurance Co. Holdings Ltd. (a)	14,000	638,400
Reinsurance Group of America, Inc. (a)	1,900	97,698

		736,098
Thrifts & Mortgage Finance 0.9%
Astoria Financial Corp. (a)	30,500	727,730
Health Care 7.4%
Health Care Equipment & Supplies 3.4%
Intuitive Surgical, Inc.* (a)	1,900	557,821
Kinetic Concepts, Inc.* (a)	18,000	781,740
Medtronic, Inc. (a)	14,400	729,648
St. Jude Medical, Inc.* (a)	16,600	676,450

		2,745,659
Health Care Providers & Services 2.2%
Express Scripts, Inc.* (a)	9,700	699,467
Health Management Associates, Inc. "A"* (a)	98,400	763,584
Pediatrix Medical Group, Inc.* (a)	5,400	290,682

		1,753,733
Pharmaceuticals 1.8%
Sepracor, Inc.* (a)	35,500	767,155
Watson Pharmaceuticals, Inc.* (a)	24,400	696,864

		1,464,019
Industrials 18.5%
Airlines 1.5%
Continental Airlines, Inc. "B"* (a)	26,400	380,424

UAL Corp. (a)	50,800	433,832
US Airways Group, Inc.* (a)	97,700	386,892

		1,201,148
Building Products 1.7%
Armstrong World Industries, Inc. (a)	20,100	652,848
Lennox International, Inc. (a)	21,400	689,508

		1,342,356
Commercial Services & Supplies 4.3%
Allied Waste Industries, Inc.* (a)	55,500	747,585
Covanta Holding Corp.* (a)	5,200	145,444
HNI Corp. (a)	25,100	629,508
Manpower, Inc. (a)	9,800	617,400
Steelcase, Inc. "A" (a)	48,000	604,800
The Brink's Co. (a)	9,600	695,808

		3,440,545
Construction & Engineering 2.0%
Fluor Corp. (a)	4,300	802,165
Shaw Group, Inc.* (a)	13,500	823,500

		1,625,665
Electrical Equipment 0.4%
Hubbell, Inc. "B" (a)	7,300	341,421
Industrial Conglomerates 0.9%
McDermott International, Inc.* (a)	11,400	707,142
Machinery 4.9%
AGCO Corp.* (a)	11,600	700,988
Caterpillar, Inc. (a)	7,700	636,328
Cummins, Inc. (a)	7,500	528,150
Flowserve Corp. (a)	5,600	775,712
Joy Global, Inc. (a)	8,500	715,955
Manitowoc Co., Inc. (a)	14,500	564,050
SPX Corp. (a)	400	53,152

		3,974,335
Marine 0.8%
Kirby Corp.* (a)	12,200	679,052
Road & Rail 1.1%
Kansas City Southern* (a)	300	14,988
Ryder System, Inc. (a)	11,800	866,474

		881,462
Trading Companies & Distributors 0.9%
United Rentals, Inc.* (a)	34,900	718,591
Information Technology 11.2%
Communications Equipment 0.9%
JDS Uniphase Corp.* (a)	60,700	750,859
Computers & Peripherals 4.4%
Lexmark International, Inc. "A"* (a)	20,300	748,258
QLogic Corp.* (a)	44,600	704,234
Seagate Technology (a)	28,900	619,038
Sun Microsystems, Inc.* (a)	52,400	678,580
Western Digital Corp.* (a)	21,400	803,142

		3,553,252
Electronic Equipment & Instruments 2.1%
Avnet, Inc.* (a)	25,500	752,760

Dolby Laboratories, Inc. "A"* (a)	17,100	820,971
Vishay Intertechnology, Inc.* (a)	15,500	156,240

		1,729,971
IT Services 2.1%
Acxiom Corp. (a)	26,100	382,887
Computer Sciences Corp.* (a)	12,300	604,545
NeuStar, Inc. "A"* (a)	28,400	664,276

		1,651,708
Semiconductors & Semiconductor Equipment 0.9%
MEMC Electronic Materials, Inc.* (a)	10,500	720,930
Software 0.8%
Microsoft Corp. (a)	23,500	665,520
Materials 5.4%
Chemicals 2.3%
Eastman Chemical Co. (a)	9,400	720,134
Scotts Miracle-Gro Co. "A" (a)	16,600	468,120
The Mosaic Co.* (a)	5,500	689,260

		1,877,514
Containers & Packaging 1.4%
Crown Holdings, Inc.* (a)	1,100	31,735
Owens-Illinois, Inc.* (a)	13,000	743,860
Sonoco Products Co. (a)	8,700	301,194

		1,076,789
Metals & Mining 1.7%
Reliance Steel & Aluminum Co. (a)	11,000	747,670
Southern Copper Corp. (a)	5,900	650,357

		1,398,027
Telecommunication Services 3.9%
Diversified Telecommunication Services 3.1%
AT&T, Inc. (a)	17,700	706,230
Citizens Communications Co. (a)	6,700	78,122
Embarq Corp. (a)	15,900	752,388
Verizon Communications, Inc. (a)	18,000	692,460
Windstream Corp. (a)	21,700	289,478

		2,518,678
Wireless Telecommunication Services 0.8%
United States Cellular Corp.* (a)	9,800	613,774
Utilities 0.3%
Gas Utilities
ONEOK, Inc. (a)	4,100	205,246

Total Common Stocks (Cost $67,155,300)		69,766,325
Cash Equivalents 15.3%
Cash Management QP Trust, 2.48% (b) (Cost $12,374,659)	12,374,659	12,374,659

	% of Net Assets	Value ($)

Total Long Positions (Cost $79,529,959)†	101.8	82,140,984
Other Assets and Liabilities, Net	84.6	68,278,272
Securities Sold Short	(86.4)	(69,717,246)

Net Assets	100.0	80,702,010
†

The cost for federal income tax purposes was $79,659,485. At May 31, 2008, net unrealized appreciation for all securities based on tax cost was $2,481,499. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,264,349 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,782,850.

	Shares	Value ($)

Common Stocks Sold Short 86.4%
Consumer Discretionary 16.6%
Auto Components 0.4%
Gentex Corp.	17,600	309,056
Distributors 0.8%
Genuine Parts Co.	14,400	633,744
Hotels Restaurants & Leisure 3.8%
Carnival Corp. (Unit)	17,000	681,020
International Game Technology	6,200	221,092
Las Vegas Sands Corp.*	9,600	666,624
Orient-Express Hotels Ltd. "A"	15,300	719,712
Scientific Games Corp. "A"*	25,000	808,250

		3,096,698
Household Durables 1.9%
Centex Corp.	21,800	410,494
Harman International Industries, Inc.	13,700	612,664
Whirlpool Corp.	6,600	486,288

		1,509,446
Media 3.7%
Discovery Holding Co. "A"*	24,900	652,131
Gannett Co., Inc.	23,400	674,154
Harte-Hanks, Inc.	29,500	399,725
Lamar Advertising Co. "A"*	15,100	631,935
News Corp. "A"	36,500	655,175

		3,013,120
Multiline Retail 1.8%
Nordstrom, Inc.	19,800	692,604
Saks, Inc.*	54,200	749,044

		1,441,648
Specialty Retail 4.2%
AutoNation, Inc.*	43,200	682,128
Chico's FAS, Inc.*	100,000	761,000
Guess?, Inc.	15,000	612,450
Office Depot, Inc.*	52,800	670,560
PetSmart, Inc.	27,300	639,912

		3,366,050
Consumer Staples 4.4%
Beverages 0.0%
Brown-Forman Corp. "B"	300	22,554
Food Products 2.8%
Archer-Daniels-Midland Co.	15,400	611,380

Bunge Ltd.	5,300	632,661
Campbell Soup Co.	9,800	328,104
Smithfield Foods, Inc.*	22,900	716,541

		2,288,686
Household Products 0.7%
Energizer Holdings, Inc.*	6,400	522,176
Tobacco 0.9%
UST, Inc.	13,100	723,513
Energy 7.4%
Energy Equipment & Services 3.4%
BJ Services Co.	23,500	709,700
Dresser-Rand Group, Inc.*	14,800	596,736
Helix Energy Solutions Group, Inc.*	18,600	718,518
Weatherford International Ltd.*	15,800	720,954

		2,745,908
Oil, Gas & Consumable Fuels 4.0%
Overseas Shipholding Group, Inc.	8,800	695,728
Peabody Energy Corp.	10,700	790,944
Pioneer Natural Resources Co.	5,100	366,129
SandRidge Energy, Inc.*	9,100	500,500
Southwestern Energy Co.*	1,900	84,246
Teekay Corp.	14,900	749,172

		3,186,719
Financials 8.0%
Capital Markets 0.8%
Jefferies Group, Inc.	37,300	671,400
Commercial Banks 1.9%
Comerica, Inc.	17,700	658,086
SunTrust Banks, Inc.	6,200	323,702
Wachovia Corp.	24,700	587,860

		1,569,648
Consumer Finance 0.8%
Capital One Financial Corp.	12,800	615,936
Diversified Financial Services 1.6%
Citigroup, Inc.	28,300	619,487
Moody's Corp.	17,500	648,900

		1,268,387
Insurance 1.5%
Arthur J. Gallagher & Co.	3,300	84,249
CNA Financial Corp.	15,500	471,045
Old Republic International Corp.	24,100	362,705
White Mountains Insurance Group Ltd.	600	286,200

		1,204,199
Real Estate Management & Development 0.6%
CB Richard Ellis Group, Inc. "A"*	20,400	458,184
Thrifts & Mortgage Finance 0.8%
Freddie Mac	27,100	688,882
Health Care 6.7%
Biotechnology 0.6%
PDL BioPharma, Inc.	41,700	427,425

Health Care Equipment & Supplies 2.6%
Gen-Probe, Inc.*	11,100	632,034
ResMed, Inc.*	13,800	543,582
Stryker Corp.	2,900	187,195
The Cooper Companies, Inc.	18,500	748,325

		2,111,136
Health Care Providers & Services 2.7%
Brookdale Senior Living, Inc.	25,300	667,414
Coventry Health Care, Inc.*	15,300	704,259
McKesson Corp.	3,100	178,715
VCA Antech, Inc.*	20,500	643,085

		2,193,473
Life Sciences Tools & Services 0.8%
Millipore Corp.*	5,500	399,575
Pharmaceutical Product Development, Inc.	5,400	238,734

		638,309
Industrials 13.7%
Aerospace & Defense 0.7%
Rockwell Collins, Inc.	9,200	564,604
Air Freight & Logistics 3.3%
C.H. Robinson Worldwide, Inc.	10,700	690,150
Expeditors International of Washington, Inc.	14,100	663,828
United Parcel Service, Inc. "B"	7,500	532,650
UTI Worldwide, Inc.	33,800	803,088

		2,689,716
Commercial Services & Supplies 2.5%
Avery Dennison Corp.	5,300	273,374
Copart, Inc.*	6,400	288,000
Dun & Bradstreet Corp.	1,600	146,592
Equifax, Inc.	16,900	644,904
Monster Worldwide, Inc.*	25,900	639,471

		1,992,341
Construction & Engineering 1.5%
Quanta Services, Inc.*	24,100	772,164
URS Corp.*	9,700	463,757

		1,235,921
Industrial Conglomerates 1.5%
General Electric Co.	21,100	648,192
Tyco International Ltd.	13,000	587,470

		1,235,662
Machinery 3.2%
Danaher Corp.	7,000	547,260
Deere & Co.	6,700	544,978
Kennametal, Inc.	18,500	715,025
Oshkosh Corp.	17,400	703,134
PACCAR, Inc.	1,700	90,763

		2,601,160
Trading Companies & Distributors 1.0%
MSC Industrial Direct Co., Inc. "A"	14,200	773,900
Information Technology 17.7%
Communications Equipment 5.0%
ADC Telecommunications, Inc.*	31,100	489,514
Cisco Systems, Inc.*	23,500	627,920

Harris Corp.	12,600	828,828
Motorola, Inc.	69,400	647,502
Riverbed Technology, Inc.*	42,300	759,285
Tellabs, Inc.*	126,500	688,160

		4,041,209
Computers & Peripherals 1.3%
NCR Corp.*	13,200	349,272
SanDisk Corp.*	23,600	668,116

		1,017,388
Electronic Equipment & Instruments 1.1%
Agilent Technologies, Inc.*	5,500	205,645
Trimble Navigation Ltd.*	17,900	713,136

		918,781
IT Services 3.8%
Automatic Data Processing, Inc.	3,400	146,370
Broadridge Financial Solutions, Inc.	7,300	164,542
DST Systems, Inc.*	11,400	722,760
Fidelity National Information Services, Inc.	18,400	741,152
Fiserv, Inc.*	11,800	617,848
Iron Mountain, Inc.*	22,500	675,675

		3,068,347
Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*	99,300	683,184
Micron Technology, Inc.*	85,600	690,792
Novellus Systems, Inc.*	14,600	348,794
Rambus, Inc.*	30,800	636,328

		2,359,098
Software 3.6%
Amdocs Ltd.*	21,500	694,665
BMC Software, Inc.*	19,300	773,930
Citrix Systems, Inc.*	20,000	684,600
Novell, Inc.*	107,500	761,100

		2,914,295
Materials 6.3%
Chemicals 1.7%
Cabot Corp.	21,500	688,860
Valspar Corp.	4,200	94,752
Westlake Chemical Corp.	34,500	598,575

		1,382,187
Containers & Packaging 0.7%
Temple-Inland, Inc.	36,100	525,977
Metals & Mining 2.1%
AK Steel Holding Corp.	100	7,100
Alcoa, Inc.	17,400	706,266
Commercial Metals Co.	10,700	391,620
Nucor Corp.	8,400	628,320

		1,733,306
Paper & Forest Products 1.8%
Louisiana-Pacific Corp.	60,900	739,326
Weyerhaeuser Co.	10,800	673,164

		1,412,490

Telecommunication Services 2.8%
Wireless Telecommunication Services
Crown Castle International Corp.*	16,900	718,081
NII Holdings, Inc.*	16,600	833,320
SBA Communications Corp. "A"*	20,100	748,122

		2,299,523
Utilities 2.8%
Gas Utilities 0.8%
Equitable Resources, Inc.	9,400	660,162
Independent Power Producers & Energy Traders 1.6%
Dynegy, Inc. "A"*	76,300	718,746
Mirant Corp.*	13,800	560,556

		1,279,302
Multi-Utilities 0.4%
Dominion Resources, Inc.	6,600	305,580

Total Common Stocks Sold Short (Proceeds $67,367,230)		69,717,246

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities are pledged as collateral for short sales.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008